Business Segment Information	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Business Segment Information

NOTE 17 BUSINESS SEGMENT INFORMATION

U.S. Cellular and TDS Telecom are billed for all services they receive from TDS, consisting primarily of information processing and general management services. Such billings are based on expenses specifically identified to U.S. Cellular and TDS Telecom and on allocations of common expenses.

Management believes the method used to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular and TDS Telecom are reflected in the accompanying business segment information on a basis that is representative of what they would have been if U.S. Cellular and TDS Telecom operated on a stand-alone basis.

Financial data for TDS' business segments for 2012, 2011 and 2010 is as follows. TDS Telecom's incumbent local exchange carriers are designated as “ILEC” in the table, its competitive local exchange carriers is designated as “CLEC” and hosted and managed services operations are designated as “HMS.” During the quarter ended March 31, 2012, TDS reevaluated and changed its reportable business segments. Periods presented for comparative purposes have been re-presented to conform to the revised presentation. See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

Year Ended or at December 31, 2012
		TDS Telecom
	U.S. Cellular	ILEC	CLEC	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment (1)	Other Reconciling Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,452,084	$578,412	$173,397	$113,010	$(10,313)	$854,506	$60,830	$(22,143)	$5,345,277
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,882,752	192,514	89,949	75,781	(8,650)	349,594	42,150	(1,926)	2,272,570
Selling, general and administrative expense	1,764,933	170,493	66,886	34,193	(1,663)	269,909	16,189	(17,130)	2,033,901
Adjusted OIBDA (3)	804,399	215,405	16,562	3,036	-	235,003	2,491	(3,087)	1,038,806
Depreciation, amortization and accretion expense	608,633	150,557	21,969	20,568	-	193,094	6,102	5,797	813,626
Loss on impairment of assets	-	-	-	-	-	-	515	-	515
(Gain) loss on asset disposals and exchanges, net	18,088	535	485	108	-	1,128	(1)	526	19,741
(Gain) loss on sale of business and other exit costs, net	21,022	39	-	-	-	39	-	-	21,061
Operating income (loss)	156,656	64,274	(5,892)	(17,640)	-	40,742	(4,125)	(9,410)	183,863
Equity in earnings of unconsolidated entities	90,364	10	-	-	-	10	-	2,493	92,867
Interest and dividend income	3,644	2,805	280	25	-	3,110	8	2,486	9,248
Gain (loss) on investment	(3,718)	-	-	-	-	-	-	-	(3,718)
Interest expense (Capitalized interest)	42,393	(2,458)	(216)	1,160	-	(1,514)	3,938	41,928	86,745
Other, net	500	(353)	-	(1)	-	(354)	575	(1)	720
Income before income taxes	205,053	69,194	(5,396)	(18,776)	-	45,022	(7,480)	(46,360)	196,235

Investments in unconsolidated entities	144,531	3,809	-	-	-	3,809	-	31,581	179,921
Total assets	6,587,450	1,407,892	111,806	267,798	-	1,787,496	62,931	186,023	8,623,900
Capital expenditures	$836,748	$137,115	$21,465	$15,344	$-	$173,924	$1,789	$(7,840)	$1,004,621

Year Ended or at December 31, 2011
		TDS Telecom
	U.S. Cellular	ILEC	CLEC	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment (1)	Other Reconciling Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,343,346	$597,811	$180,332	$47,180	$(9,935)	$815,388	$45,133	$(23,396)	$5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,721,181	191,591	91,348	23,502	(8,238)	298,203	32,952	(1,692)	2,050,644
Selling, general and administrative expense	1,769,701	158,302	64,509	15,647	(1,697)	236,761	8,609	(12,712)	2,002,359
Adjusted OIBDA (3)	852,464	247,918	24,475	8,031	-	280,424	3,572	(8,992)	1,127,468
Depreciation, amortization and accretion expense	573,557	145,687	21,976	12,867	-	180,530	3,021	8,668	765,776
Loss on impairment of assets	-	-	-	-	-	-	-	-	-
(Gain) loss on asset disposals and exchanges, net	(1,873)	1,043	85	115	-	1,243	(197)	17	(810)
Operating income (loss)	280,780	101,188	2,414	(4,951)	-	98,651	748	(17,677)	362,502
Equity in earnings of unconsolidated entities	83,566	8	-	-	-	8	-	(1,036)	82,538
Interest and dividend income	3,395	3,252	296	-	-	3,548	2	2,200	9,145
Gain (loss) on investment	11,373	-	-	-	-	-	-	12,730	24,103
Interest expense (Capitalized interest)	65,614	(2,406)	(296)	78	-	(2,624)	1,359	53,852	118,201
Other, net	(678)	2,720	(1)	(9)	-	2,710	650	976	3,658
Income before income taxes	312,822	109,574	3,005	(5,038)	-	107,541	41	(56,659)	363,745

Investments in unconsolidated entities	138,096	3,808	-	-	-	3,808	-	31,806	173,710
Total assets	6,327,976	1,376,131	118,231	209,109	-	1,703,471	68,870	100,688	8,201,005
Capital expenditures	$782,526	$141,802	$22,361	$26,999	$-	$191,162	$3,206	$10,324	$987,218

Year Ended or at December 31, 2010
		TDS Telecom
	U.S. Cellular	ILEC	CLEC	HMS	TDS Telecom Eliminations	TDS Telecom Total	Non- Reportable Segment (1)	Other Reconciling Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$606,844	$187,984	$10,550	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,611,221	192,699	96,934	3,599	(8,848)	284,384	31,019	(1,761)	1,924,863
Selling, general and administrative expense	1,783,315	168,783	64,107	4,237	(688)	236,439	6,307	(27,598)	1,998,463
Adjusted OIBDA (3)	783,145	245,362	26,943	2,714	-	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	146,351	24,679	3,024	-	174,054	1,888	8,752	755,649
Loss on impairment of assets	-	-	-	-	-	-	-	-	-
(Gain) loss on asset disposals and exchanges, net	10,717	572	362	197	-	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	98,439	1,902	(507)	-	99,834	1,029	(6,245)	296,091
Equity in earnings of unconsolidated entities	97,318	13	-	-	-	13	-	743	98,074
Interest and dividend income	3,808	2,833	293	1	-	3,127	-	3,573	10,508
Gain (loss) on investment	-	-	-	-	-	-	-	-	-
Interest expense (Capitalized interest)	61,555	(711)	(180)	59	-	(832)	430	55,657	116,810
Other, net	72	(2,474)	-	(4)	-	(2,478)	616	(299)	(2,089)
Income before income taxes	241,116	99,522	2,375	(569)	-	101,328	1,215	(57,885)	285,774

Investments in unconsolidated entities	160,847	13	-	-	-	13	-	37,062	197,922
Total assets	5,875,549	1,443,548	123,762	34,537	-	1,601,847	22,709	196,012	7,696,117
Capital expenditures	$583,134	$123,645	$20,303	$13,357	$-	$157,305	$1,029	$13,564	$755,032

(1)	Represents Suttle-Straus and, as of September 23, 2011, Airadigm.

(2)	Consists of corporate operations and intercompany eliminations between U.S. Cellular, TDS Telecom, the Non-Reportable Segment and corporate operations.

(3)	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the loss on impairment of assets (if any); the net gain or loss on asset disposals and exchanges (if any); and the net gain or loss on sale of business and other exit costs (if any). Adjusted OIBDA excludes the loss on impairment of assets (if any), the net gain or loss on asset disposals and exchanges (if any), and the net gain or loss on sale of business and other exit costs (if any) in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual; such gains or losses may occur in the future. Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. TDS believes this measure provides useful information to investors regarding TDS’ financial condition and results of operations because it highlights certain key cash and non-cash items and their impacts on cash flows from operating activities. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows.